Note 7 - Indebtedness (Details Textual) - USD ($)				1 Months Ended		2 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 17, 2017	Sep. 28, 2015	Mar. 31, 2017	Sep. 30, 2015	Mar. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2013	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Oct. 26, 2012
Notes Assumed			$ 250,000										$ 250,000
Share Price												$ 1.51	$ 0.32
Proceeds from Convertible Debt						$ 3,100,000			$ 3,100,000	$ 3,059,000
Debt Conversion, Converted Instrument, Amount													$ 226,000
Induced Conversion of Convertible Debt Expense										$ 3,696,000
Institute [Member]
Debt Instrument, Interest Rate, Stated Percentage															4.125%
Debt Instrument, Face Amount															$ 300,000
Conversion of 2013 Notes into Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued	3,850,000
Debt Conversion, Original Debt, Amount	$ 2,750,000
Debt Conversion, Original Debt, Amount of Accrued but Unpaid Interest	138,000
Debt Conversion, Converted Instrument, Amount	11,500,000
Debt Conversion, Converted Instrument, Initial Agreement Amount	$ 8,500,000			$ 8,500,000		$ 8,500,000
Conversion of 2013 Notes into Common Stock by Stockholder [Member]
Debt Conversion, Converted Instrument, Shares Issued	980,000
Debt Conversion, Original Debt, Amount	$ 700,000
Debt Conversion, Original Debt, Amount of Accrued but Unpaid Interest	$ 35,000
Conversion of Demand Notes into Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued	333,333
Debt Conversion, Conversion Price	$ 0.75			$ 0.75		$ 0.75
Debt Conversion, Original Debt, Amount	$ 250,000
Debt Conversion, Converted Instrument, Amount	1,000,000
Minimum [Member]
Share Price		$ 1.50					$ 1.01			$ 1.01
Maximum [Member]
Share Price		$ 3.90					$ 2.98			$ 2.98
Convertible Debt [Member]
Debt Conversion, Converted Instrument, Shares Issued						4,183,333							200,776
Proceeds from Convertible Debt										$ 3,076,000
Debt Instrument, Interest Rate, Stated Percentage									5.00%					5.00%
Debt Instrument, Convertible, Conversion Price									$ 1.125					$ 1.125
Debt Conversion, Original Debt, Amount										2,750,000
Debt Conversion, Original Debt, Amount of Accrued but Unpaid Interest										138,000
Debt Conversion, Converted Instrument, Amount													$ 225,000
Unsecured Debt [Member]
Debt Conversion, Original Debt, Amount										$ 250,000
The 2017 Notes [Member]
Proceeds from Convertible Debt, Gross		$ 3,100,000
The 2017 Notes [Member] | One Stockholder [Member]
Proceeds from Convertible Debt		200,000
The 2017 Notes [Member] | Convertible Debt [Member]
Debt Instrument, Convertible, Beneficial Conversion Feature		$ 3,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Debt Instrument, Qualified Financing, Minimum Proceeds	$ 2,000,000	$ 2,000,000		$ 2,000,000		$ 2,000,000
Debt Instrument, Convertible, Conversion Price		$ 1.01
The 2013 Notes [Member]
Proceeds from Convertible Debt, Gross														$ 3,100,000
The 2013 Notes [Member] | Convertible Debt [Member]
Debt Instrument, Debt Default, Settlement Offer Conversion Rate				$ 0.75
Debt Instrument, Convertible, Conversion Price, Discount				$ 0.375
Debt Instrument, Convertible, Conversion Price, Discount rate	33.30%			33.30%		33.30%
Debt Instrument, Interest Rate, Stated Percentage									5.00%					5.00%
Debt Instrument, Convertible, Conversion Price	$ 1.125			$ 1.125		$ 1.125			$ 1.125					$ 1.125
Induced Conversion of Convertible Debt Expense	$ 3,000,000
Demand Notes [Member] | Unsecured Debt [Member]
Notes Assumed					$ 250,000
Induced Conversion of Convertible Debt Expense	$ 700,000